Goodwill (Details) - Schedule of changes in the carrying amount of goodwill	12 Months Ended
Jun. 30, 2021 USD ($)
Schedule of changes in the carrying amount of goodwill [Abstract]
Balance as of July 1, 2020	$ 2,118,700
Goodwill arising from acquisition of CareerWin (Note 3)	236,834
Goodwill disposed due to disposal of Infogain	(263)
Foreign currency translation adjustment	89,679
Balance as of June 30, 2021	$ 2,444,950